Other Components Of Equity - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Capital adjustment from investments in equity-accounted investees	₩ 126,043	₩ 76,870
Changes in fair value of equity investments at fair value through other comprehensive income	341,198	20,066
Foreign currency translation differences	1,016,290	983,071
Losses on valuation of derivatives	(917)	(925)
Others	78,896	76,347
Reserves	₩ 1,561,510	₩ 1,155,429